FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 13 - FINANCIAL INSTRUMENTS

(a) Liquidity Risk Liquidity risk is the risk that the Company will not be able to meet its obligations associated with financial liabilities. The Company relies on cash flows generated from operations, as well as injections of capital through the issuance of the Company’s capital stock to settle its liabilities when they become due.

(b) Interest Rate Risk The Company is not exposed to significant interest rate risk due to the short-term maturity of its monetary current assets and current liabilities.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2023 and 2022